Supplement to the

Fidelity® Michigan Municipal Income Fund (FMHTX)

A Fund of Fidelity Municipal Trust

Fidelity Michigan Municipal Money Market Fund (FMIXX)

A Fund of Fidelity Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

For Fidelity Michigan Municipal Money Market Fund, effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 3.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For Fidelity Michigan Municipal Money Market Fund, the following information supplements the information in the "Fund Holdings Information" section beginning on page 48.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

MIS/MIFB-10-02  October 1, 2010
1.476056.124

Supplement to the

Fidelity® Pennsylvania Municipal Money Market Fund (FPTXX)

A Fund of Fidelity Municipal Trust II

Fidelity Pennsylvania Municipal Income Fund (FPXTX)

A Fund of Fidelity Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

For Fidelity Pennsylvania Municipal Money Market Fund, effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 3.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For Fidelity Pennsylvania Municipal Money Market Fund, the following information supplements the information in the "Fund Holdings Information" section beginning on page 49.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

PFRB-10-02  October 1, 2010
1.475741.124

Supplement to
Fidelity's Pennsylvania Municipal Funds
Fidelity® Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

PFR-10-01  October 1, 2010
1.479534.132

Supplement to the
Fidelity's Michigan Municipal Funds
March 1, 2010
Prospectus

Effective October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K.) Ltd. no longer serve as sub-advisers to the funds.

MIS/MIF-10-01  October 1, 2010
1.475738.131

Supplement to the
Fidelity's Ohio Municipal Funds
March 1, 2010
Prospectus

Effective on October 1, 2010, FIL Investment Advisors and FIL Investment Advisors (U.K) Ltd. no longer serve as sub-advisers to the funds.

OFS/OFR-10-01  October 1, 2010
1.475823.130

Supplement to the

Fidelity® Ohio Municipal Income Fund (FOHFX) and Fidelity Ohio Municipal Money Market Fund (FOMXX)

Funds of Fidelity Municipal Trust and Fidelity Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2010

Effective on October 1, 2010, the master international fixed-income research agreement with FIL Investment Advisors and the sub-research agreement with FIL Investment Advisors (U.K.) Ltd. have been terminated on behalf of the funds.

For Fidelity Ohio Municipal Money Market Fund, effective May 28, 2010, the following information replaces the similar information regarding the fund's non-fundamental investment limitation with respect to illiquid securities in the "Investment Policies and Limitations" section beginning on page 3.

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For Fidelity Ohio Municipal Money Market Fund, the following information supplements the information in the "Fund Holdings Information" section beginning on page 55.

Beginning on or before October 7, 2010, the fund will provide a full list of holdings as of the last business day of the previous month on the web site. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

OFS/OFRB-10-02  October 1, 2010
1.475824.125